Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund	May 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 94.21%
Education Revenue Bonds — 26.33%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$ 836,926
Series A 4.00% 7/1/37	850,000	814,648
Series A 4.25% 7/1/47	750,000	653,490
Series A 4.375% 7/1/52	250,000	211,728
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.125% 6/15/54	1,000,000	926,790
5.25% 6/15/64	1,500,000	1,368,630
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	220,000	220,086
Series A 5.00% 7/1/34	350,000	350,032
Series A 5.00% 7/1/45	360,000	342,968
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,000,100
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy)
Series A 144A 6.25% 2/1/45 #	640,000	652,275
Series A 144A 6.375% 2/1/55 #	700,000	700,791
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 4.50% 8/1/26	125,000	125,006
Series A 5.375% 8/1/50	975,000	969,140
Series A 5.75% 8/1/44	585,000	585,287
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	225,052
Series A 5.00% 7/1/47	710,000	596,727

(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	633,003
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	1,000,240
Series A 5.00% 7/1/44	495,000	482,031
NQ- 313 [0526] 0726 (5720453)    1

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	$ 1,247,400
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	617,998
Series A 144A 5.50% 7/1/52 #	1,130,000	930,917
Series A 144A 5.50% 7/1/57 #	880,000	707,564
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
4.75% 8/1/43	750,000	722,002
5.00% 8/1/53	570,000	529,331
5.25% 8/1/39	675,000	675,203
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School Project) Series A 5.00% 9/1/44	1,775,000	1,608,026
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,516,655
(Great River School Project) Series A 144A 5.50% 7/1/52 #	440,000	419,210
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	715,000	719,261
Series A 5.00% 9/1/43	1,000,000	1,002,660
Series A 5.00% 9/1/55	1,100,000	1,016,763
Series A 5.75% 9/1/46	500,000	500,585
Series A 6.00% 9/1/51	3,500,000	3,503,395
(Nova Classical Academy Project)
5.50% 9/1/55	555,000	549,850
5.625% 9/1/65	335,000	330,803
Series A 4.125% 9/1/47	590,000	513,052

(Twin Cities Academy Project) Series A 6.125% 7/1/65	1,000,000	989,720
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project) Series A 144A 4.75% 7/1/29 #	200,000	200,736
(Nova Classical Academy Project) Series A 4.00% 9/1/36	765,000	737,506
2    NQ- 313 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy) 144A 5.50% 6/1/63 #	2,500,000	$ 2,299,600
(Woodbury Leadership Academy Project)
4.00% 7/1/41	890,000	770,046
Series A 4.00% 7/1/51	1,140,000	860,278
Series A 4.00% 7/1/56	790,000	567,291
Series A 6.00% 7/1/65	1,000,000	1,000,300
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	641,494
Series A 5.00% 11/1/48	1,700,000	1,381,046
Minnesota Health & Education Facilities Authority Revenue
(Macalester College)
5.00% 3/1/51	295,000	308,195
5.25% 3/1/56	295,000	311,697
5.50% 3/1/66	1,000,000	1,076,130
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,250,437
5.00% 5/1/47	3,000,000	2,789,580

(Carleton College) 4.00% 3/1/47	1,500,000	1,448,910
(Green Bonds) Series A 5.00% 10/1/32	500,000	536,850
(Gustavus Adolphus College) 5.00% 10/1/47	2,350,000	2,337,592
(Macalester College)
3.00% 3/1/40	365,000	324,376
3.00% 3/1/43	325,000	275,100
4.00% 3/1/48	600,000	554,532
(St. Catherine University)
5.00% 10/1/52	750,000	731,302
Series A 4.00% 10/1/38	920,000	879,262
Series A 5.00% 10/1/45	1,000,000	1,000,380

(St. Olaf College) 4.00% 10/1/46	935,000	875,095
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	300,477
Series B 5.00% 10/1/39	1,000,000	1,001,040
Series B 5.00% 10/1/47	1,055,000	1,021,293
NQ- 313 [0526] 0726 (5720453)    3

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
4.00% 10/1/37	300,000	$ 302,403
4.00% 10/1/44	100,000	97,037
5.00% 10/1/34	450,000	473,350
Series A 4.125% 10/1/53	1,325,000	1,202,557
Series A 5.00% 10/1/49	1,250,000	1,270,812
Series B 5.00% 10/1/52	1,000,000	1,008,640
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	250,000	239,365
University of Minnesota Revenue
Series A 5.00% 4/1/40	1,310,000	1,484,295
Series A 5.00% 9/1/42	900,000	915,237
		63,269,586
Electric Revenue Bonds — 1.47%
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	121,481
Series AAA 5.25% 7/1/26 ‡	95,000	69,825
Series CCC 5.25% 7/1/27 ‡	650,000	478,563
Series WW 5.00% 7/1/28 ‡	585,000	430,706
Series XX 4.75% 7/1/26 ‡	105,000	77,306
Series XX 5.25% 7/1/40 ‡	295,000	217,194
Series XX 5.75% 7/1/36 ‡	370,000	272,413
Series ZZ 4.75% 7/1/27 ‡	85,000	62,581
Series ZZ 5.25% 7/1/26 ‡	130,000	95,550
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/46	1,100,000	1,148,796
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	561,937
		3,536,352
Healthcare Revenue Bonds — 39.01%
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	737,075
5.00% 9/1/43	1,000,000	1,000,200
5.00% 9/1/58	1,175,000	1,100,987
Series A 5.50% 9/1/55	625,000	639,312
Series A 5.625% 9/1/65	1,000,000	1,009,250
4    NQ- 313 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	490,000	$ 257,436
Fourth Tier Series D 7.25% 1/1/52	1,495,000	635,375
Second Tier Series B 5.00% 1/1/47	535,000	292,913
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,273,408
(Ecumen Obligated Group)
Series A 6.125% 3/1/44	1,100,000	1,133,946
Series A 6.125% 3/1/49	300,000	298,665
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,308,030
City of Brainerd, Minnesota Senior Housing and Healthcare Revenue
(Pinecrest of Country Manor Project) Series A 6.00% 5/1/60	1,775,000	1,803,400
City of Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35 ‡	626,098	438,268
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	218,925
5.00% 9/1/52	1,500,000	1,249,860
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	480,541
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	184,351
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34 ‡	750,000	528,308
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44 ‡	90,000	48,150
NQ- 313 [0526] 0726 (5720453)    5

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,625,000	$ 1,580,686
(North Memorial Health Care) 4.00% 9/1/35	300,000	281,379
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	930,760
City of Minneapolis, Minnesota
(University Gateway Project) 5.00% 12/1/45	1,440,000	1,547,093
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/39	1,900,000	1,883,242
4.00% 11/15/40	1,000,000	977,820
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,451,817
Series A 5.00% 11/15/49	1,000,000	990,330
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,595,994
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/40	1,740,000	1,887,395
5.00% 8/15/42	2,000,000	2,135,900
City of Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	393,625
4.20% 8/1/49	1,500,000	1,098,570
City of Oakdale, Minnesota Housing & Health Care Revenue
(Ebenezer Obligated Group) Series A 5.70% 12/1/50	1,500,000	1,517,985
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,200,000	1,200,756
6    NQ- 313 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	1,500,000	$ 1,512,300
5.00% 11/15/57	1,000,000	1,029,150
Series A 4.25% 11/15/50	1,605,000	1,543,368
Series A 4.375% 11/15/53	2,215,000	2,135,260
Series A 5.00% 11/15/46	5,000,000	5,376,850
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	600,090
Series A 5.00% 9/1/32	1,000,000	1,004,110
Series A 5.00% 9/1/35	350,000	350,693
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	755,000	742,648
City of Shakopee, Minnesota Senior Housing Revenue
(Benedictine Senior Living Obligated Group – Windermere Way Project) 5.875% 11/1/65	1,000,000	1,016,540
City of St. Bonifacius, Minnesota Health Care Revenue
(Augustana Chapel View Homes, Inc. Project) 6.50% 6/1/60	1,790,000	1,818,622
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	2,045,362
4.00% 5/1/50	2,500,000	2,236,725
City of St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	918,110
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Obligated Group)
144A 5.875% 11/1/59 #	3,000,000	3,002,040
Series A 4.00% 11/1/42	700,000	609,294
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,432,587
Series A 5.00% 11/15/47	1,875,000	1,860,300

NQ- 313 [0526] 0726 (5720453)    7

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue

(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	$ 988,320
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	1,900,000	1,650,093
City of Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,150,000	1,048,029
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	482,390
4.00% 8/1/38	500,000	493,330
4.00% 8/1/39	400,000	393,476
4.00% 8/1/44	350,000	329,882
5.00% 8/1/35	150,000	150,223
5.00% 8/1/54	1,250,000	1,225,900
City of West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,370,775
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	1,995,000	1,842,722
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	327,014
Series A 5.00% 4/1/40	315,000	304,148
Series A 5.00% 4/1/48	185,000	168,141
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,466,925
Series A 4.00% 7/1/41	1,155,000	1,021,332
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	400,000	391,844
Series A 5.00% 2/15/53	1,590,000	1,590,811
Series A 5.00% 2/15/58	6,940,000	6,901,553
Series A 5.25% 2/15/58	2,000,000	2,010,040
8    NQ- 313 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority Revenue
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	$ 392,456
Series B 5.25% 6/15/52	1,000,000	1,029,420
Lakes Area Economic Development Authority
(Vivie – Nelson Care Center Project) Series A 5.70% 11/1/51	800,000	805,864
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	2,050,000	1,825,873
5.25% 1/1/47	500,000	523,680
5.25% 1/1/54	650,000	668,246
		93,748,288
Housing Revenue Bonds — 3.56%
City of Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	903,140
City of Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	743,055
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43 (FNMA)	750,000	733,140
Minnesota Housing Finance Agency Residential Housing Finance Revenue
(Social Bonds)
Series F 2.40% 7/1/46 (GNMA) (FNMA) (FHLMC)	1,250,000	900,162
Series F 4.85% 7/1/45 (GNMA) (FNMA) (FHLMC)	1,600,000	1,635,536
Minnesota Housing Finance Agency Revenue
Series A-1 4.90% 8/1/66	350,000	351,183
Series D 5.50% 7/1/53 (GNMA) (FNMA) (FHLMC)	765,000	805,224
Series I 2.20% 1/1/51	635,000	412,020
Series O 4.45% 7/1/38 (GNMA) (FNMA) (FHLMC)	765,000	788,156
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,274,924
		8,546,540
NQ- 313 [0526] 0726 (5720453)    9

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.02%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$ 1,009,503
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy) Sub-Series A 4.00% 12/1/52 •	1,000,000	1,014,940
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	5,242,358
		7,266,801
Lease Revenue Bonds — 1.18%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	1,250,000	1,186,163
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.00% 2/1/38	880,000	887,797
Series A 4.50% 2/1/33	345,000	348,422
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	424,160
		2,846,542
Local General Obligation Bonds — 6.97%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	750,000	612,593
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	800,000	800,144
City of Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	1,200,602
3.00% 12/1/38	1,970,000	1,792,326
3.00% 12/1/42	1,000,000	852,980
10    NQ- 313 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	2,930,000	$ 2,660,059
City of Virginia, Minnesota
Series A 4.00% 2/1/38 (AG)	1,000,000	1,002,110
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	199,469
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	471,615
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,206,238
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	600,000	609,408
Series C 4.00% 3/1/43	575,000	578,421
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	503,805
Rice County, Minnesota
(State Credit Enhancement Program) Series A-1 4.00% 2/1/52	1,500,000	1,412,025
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	1,060,145
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	150,000	149,805
Series A 4.00% 2/1/45	325,000	323,079
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/41	435,000	443,404
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	859,060
		16,737,288
Pre-Refunded Bond — 0.32%
Duluth Independent School District No. 709
Series A 4.20% 3/1/34-27 §	750,000	757,905
		757,905
Special Tax Revenue Bonds — 3.47%
City of Minneapolis, Minnesota Tax Increment Revenue
(Village of St. Anthony Falls Project) 4.00% 3/1/27	300,000	300,048
NQ- 313 [0526] 0726 (5720453)    11

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.653% 11/1/43 •	1,420,214	$ 981,724
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.505% 7/1/51 ^	5,075,000	1,362,993
Series A-1 4.75% 7/1/53	1,405,000	1,353,521
Series A-1 5.00% 7/1/58	1,100,000	1,087,009
Series A-1 5.74% 7/1/46 ^	1,271,000	463,927
Series A-2 4.536% 7/1/53	3,000,000	2,799,600
		8,348,822
State General Obligation Bonds — 2.30%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,070,000	1,057,716
Series A-1 4.00% 7/1/46	1,000,000	886,910
Minnesota State
Series A 5.00% 8/1/43	3,250,000	3,591,608
		5,536,234
Transportation Revenue Bonds — 6.58%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	3,500,000	3,190,145
Series B 5.00% 1/1/32 (AMT)	330,000	346,978
Series B 5.00% 1/1/39 (AMT)	500,000	517,455
Series B 5.00% 1/1/47 (AMT)	250,000	253,510
Series B 5.00% 1/1/49 (AMT)	600,000	603,018
Series B 5.25% 1/1/42 (AMT)	1,000,000	1,079,850
Series B 5.25% 1/1/44 (AMT)	1,000,000	1,066,530
Series B 5.25% 1/1/49 (AMT)	2,310,000	2,415,521
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,136,480
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,189,517
		15,799,004
Total Municipal Bonds (cost $232,643,079)		226,393,362

12    NQ- 313 [0526] 0726 (5720453)

	Principal amount°	Value (US $)

Short-Term Investments — 3.25%
Variable Rate Demand Note — 3.25%
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series D 2.50% 11/15/64 (LOC - Barclays Bank)¤	7,800,000	$ 7,800,000
Total Short-Term Investments (cost $7,800,000)		7,800,000
Total Value of Securities—97.46% (cost $240,443,079)		234,193,362

Receivables and Other Assets Net of Liabilities—2.54%		6,103,730
Net Assets Applicable to 23,985,554 Shares Outstanding—100.00%		$240,297,092
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2026, the aggregate value of Rule 144A securities was $17,625,714, which represents 7.34% of the Fund’s net assets.
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
NQ- 313 [0526] 0726 (5720453)    13

Schedule of investments
Nomura Minnesota High-Yield Municipal Bond Fund
Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
14    NQ- 313 [0526] 0726 (5720453)